SHARE-BASED COMPENSATION (Awards) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares	1,950,547	581,542	117,750
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $	$ 3,849
October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	2 years
January 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares available for grant | shares	967,747
April 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	2 years
Increase in shares available for grant | shares	1,718,540
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Fair value of options on grant date	$ 2.26	$ 3.01	$ 3.04
Compensation cost not yet recognized | $	$ 1,896	$ 2,198
Period for recognizing compensation cost	4 years
Intrinsic value of options exercised | $	$ 1,500
Options [Member] | May 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date			Feb. 24, 2025
Options granted | shares			38,473
Fair value of options on grant date			$ 3.04
Exercise price			$ 4.96
Compensation cost not yet recognized | $			$ 116
Options [Member] | June 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date			Jun. 12, 2023
Options granted | shares			117,750
Fair value of options on grant date			$ 3.04
Exercise price			$ 4.96
Compensation cost not yet recognized | $			$ 84
Options [Member] | June 6 [Member] | Tranche one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares			16,147
Options [Member] | June 6 [Member] | Tranche two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares			67,583
Vesting period			2 years
Options [Member] | June 6 [Member] | Tranche three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares			25,688
Vesting period			3 years
Options [Member] | June 6 [Member] | Tranche four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares			8,332
Vesting period			4 years
Options [Member] | October 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		Oct. 14, 2024
Options granted | shares		581,542
Fair value of options on grant date		$ 3.01
Exercise price		$ 0.2
Compensation cost not yet recognized | $		$ 1,700
Vesting period		24 months
Options [Member] | February 18 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 7.50
Options [Member] | February 24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 6
Options [Member] | February 24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Feb. 24, 2025
Options granted | shares	302,420
Fair value of options on grant date	$ 2.73
Exercise price	$ 5.06
Compensation cost not yet recognized | $	$ 826
Vesting period	3 years
Options [Member] | March 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Mar. 15, 2025
Options granted | shares	60,484
Fair value of options on grant date	$ 2.71
Exercise price	$ 5.08
Compensation cost not yet recognized | $	$ 164
Vesting period	3 years
Options [Member] | March 15 [Member] | Tranche one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares	463,137
Exercise price	$ 4.57
Vesting period	4 years
Vesting percentage	25.00%
Options [Member] | May 19 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	May 19, 2025
Options granted | shares	523,621
Fair value of options on grant date	$ 2.50
Exercise price	$ 4.57
Compensation cost not yet recognized | $	$ 1,300
Options [Member] | May 19 [Member] | Tranche two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares	60,484
Exercise price	$ 4.57
Vesting period	3 years
Options [Member] | June 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Jun. 01, 2025
Options granted | shares	48,387
Fair value of options on grant date	$ 2.80
Exercise price	$ 5.06
Compensation cost not yet recognized | $	$ 136
Vesting period	3 years
Options [Member] | June 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Jun. 03, 2025
Options granted | shares	189,043
Fair value of options on grant date	$ 2.60
Exercise price	$ 4.35
Compensation cost not yet recognized | $	$ 491
Options [Member] | August 13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Aug. 13, 2025
Options granted | shares	324,750
Fair value of options on grant date	$ 1.80
Exercise price	$ 3.68
Compensation cost not yet recognized | $	$ 586
Vesting period	4 years
Options [Member] | August 13 [Member] | Tranche one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Options [Member] | August 13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Aug. 13, 2025
Options granted | shares	425,000
Fair value of options on grant date	$ 1.85
Exercise price	$ 3.68
Compensation cost not yet recognized | $	$ 700
Vesting period	4 years
Options [Member] | October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Oct. 20, 2025
Options granted | shares	38,369
Fair value of options on grant date	$ 1.72
Exercise price	$ 2.79
Compensation cost not yet recognized | $	$ 58
Vesting period	4 years
Options [Member] | October 20 [Member] | Tranche one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Warrants [Member] | October 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		Oct. 14, 2022
Expiration period		8 years
Warrants granted | shares		221,539
Fair value of warrants on grant date		$ 3.01
Exercise price		$ 0.2
Compensation cost not yet recognized | $		$ 667
Vesting period		24 months
Warrants [Member] | February 18 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Feb. 18, 2019
Warrants granted | shares	100,000
Fair value of warrants on grant date	$ 1.62
Exercise price	$ 7.50
Warrants [Member] | February 24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Feb. 24, 2019
Warrants granted | shares	15,000
Fair value of warrants on grant date	$ 2.25
Exercise price	$ 6.00
Warrants [Member] | October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted | shares	17,117
Exercise price | ₪ / shares				₪ 0.2
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $	$ 125
Warrants [Member] | Various Dates [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted | shares	87,127
Fair value of warrants on grant date	$ 1.43
Warrants [Member] | April 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted | shares	70,010
Exercise price	$ 5.06